UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-21824)
Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 12/31/09
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
Schedule of INVESTMENTS September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	FAIR VALUEÑ

Commercial Paper — 25.3%
Asset-Backed — 13.6%
Atlantic Asset Securitization
0.200%, 10/09/2009	$40,000	$39,998
0.210%, 10/13/2009	15,000	14,999
Barton Capital
0.280%, 11/02/2009	40,000	39,990
0.210%, 12/01/2009	20,014	20,006
Bryant Park Funding
0.200%, 10/13/2009	37,500	37,498
Chariot Funding
0.250%, 10/02/2009	75,000	74,999
Fairway Finance
0.210%, 10/14/2009▪	50,000	49,996
0.200%, 10/22/2009	25,000	24,997
Liberty Street Funding
0.200%, 10/15/2009	19,000	18,999
0.200%, 10/20/2009	12,100	12,099
0.200%, 10/28/2009	15,000	14,998
Old Line Funding
0.240%, 12/01/2009▪	48,534	48,514
Sheffield Receivables
0.260%, 10/05/2009	50,000	49,999
Starbird Funding
0.210%, 10/06/2009	50,000	49,999
0.210%, 10/23/2009	10,000	9,999
Straight-A Funding
0.190%, 10/13/2009	26,452	26,450
0.190%, 10/19/2009	20,000	19,998
0.190%, 10/19/2009	50,203	50,198
Thames Asset Global Securitization
0.210%, 10/19/2009	50,000	49,995
Thunder Bay Funding
0.200%, 10/01/2009	30,315	30,315
0.200%, 10/13/2009	30,000	29,998

Total Asset-Backed		714,044

Non Asset-Backed — 11.7%
BNP Paribas Finance
0.200%, 10/01/2009	40,000	40,000
0.200%, 10/05/2009	50,000	49,999
CBA Finance
0.250%, 10/06/2009	60,000	59,998
Danske Bank
0.210%, 11/02/2009 Δ	90,000	89,983
Eksportfinans
0.230%, 10/05/2009	40,000	39,999
0.190%, 10/16/2009▪	50,000	49,996
ING Funding
0.200%, 10/21/2009	50,000	49,994
KBC Financial Products
0.500%, 10/02/2009	50,000	49,999
Nordea NA
0.200%, 10/26/2009	135,000	134,982
Societe Generale NA
0.260%, 10/27/2009	50,000	49,991

Total Non Asset-Backed		614,941

Total Commercial Paper (Cost $1,328,985)		1,328,985

Floating Rate Corporate Notes ∆ — 9.9%
BP Capital Markets
0.366%, 10/09/2009	50,000	50,000
Credit Suisse USA
0.310%, 10/01/2009	17,671	17,671
General Electric Capital
0.220%, 10/01/2009	16,392	16,392
Hartford Life Global Funding
0.631%, 10/01/2009	75,000	75,000
HSBC USA
0.925%, 10/15/2009	50,000	50,000
National Australia Bank ▪
0.484%, 10/06/2009	50,000	50,000
0.484%, 10/06/2009	75,000	75,000
Toyota Motor Credit
0.610%, 10/01/2009	50,000	50,000
UBS Stamford
0.704%, 11/13/2009	26,200	26,209
Wells Fargo Bank
0.240%, 10/01/2009	35,000	35,001
Westpac Banking
2.430%, 10/02/2009 ▪	75,000	75,000

Total Floating Rate Corporate Notes (Cost $520,273)		520,273

Certificates of Deposit — 16.8%
Bank of Montreal — Chicago
0.260%, 10/31/2009	50,000	50,000
0.250%, 12/11/2009	25,000	25,000
Barclays Bank NY Δ
0.820%, 10/01/2009	50,000	50,000
0.603%, 10/05/2009	50,000	50,000

DESCRIPTION	PAR	FAIR VALUEÑ

BNP Paribas NY
0.210%, 10/08/2009	50,000	50,000
Calyon NY Δ
0.230%, 10/01/2009	50,000	50,000
0.430%, 02/04/2010	100,000	100,000
Canadian Imperial Bank NY
0.230%, 10/01/2009 Δ	50,000	50,000
0.220%, 12/23/2009	40,000	40,000
Lloyds Bank NY
0.200%, 10/06/2009	50,000	50,000
1.450%, 10/21/2009	15,000	15,000
0.200%, 10/29/2009	25,000	25,000
Natixis NY
0.496%, 10/30/2009 Δ	50,000	50,000
Royal Bank of Canada NY
0.897%, 10/01/2009 Δ	90,000	90,000
Royal Bank of Scotland NY Δ
0.690%, 10/01/2009	50,000	50,000
0.329%, 10/30/2009	50,000	50,000
Societe Generale NY
0.294%, 10/01/2009 Δ	48,250	48,250
UBS Stamford
0.471%, 11/05/2009 Δ	40,000	40,000

Total Certificates of Deposit (Cost $883,250)		883,250

U.S. Government & Agency Securities Δ — 14.3%
Federal Agricultural Mortgage Corporation
0.580%, 10/01/2009	25,000	25,000
0.605%, 10/01/2009	67,000	67,000
Federal Farm Credit Bank
0.196%, 10/03/2009	100,000	99,983
Federal Home Loan Bank
0.310%, 10/01/2009	50,000	50,000
0.520%, 10/01/2009	200,000	200,000
0.590%, 10/01/2009	207,200	207,289
0.630%, 10/01/2009	100,000	100,000

Total U.S. Government & Agency Securities (Cost $749,272)		749,272

Master Note — 1.9%
Bank of America
0.400%, 10/01/2009 Δ
(Cost $100,000)	100,000	100,000

Corporate Bond — 0.2%
Wells Fargo Bank
4.200%, 01/15/2010
(Cost $7,580)	7,500	7,580

Repurchase Agreements — 24.1%
Credit Suisse
0.060%, dated 09/30/2009, matures 10/01/2009, repurchase price $146,704 (collateralized by various securities: Total market value $149,639)	146,704	146,704
Deutsche Bank
0.250%, dated 09/30/2009, matures 10/01/2009, repurchase price $100,001 (collateralized by various securities: Total market value $105,000)	100,000	100,000
0.080%, dated 09/30/2009, matures 10/01/2009, repurchase price $150,000 (collateralized by various securities: Total market value $153,000)	150,000	150,000
Goldman Sachs
0.050%, dated 09/30/2009, matures 10/01/2009, repurchase price $270,000 (collateralized by various securities: Total market value $275,400)	270,000	270,000
ING
0.060%, dated 09/30/2009, matures 10/01/2009, repurchase price $600,001 (collateralized by various securities: Total market value $612,001)	600,000	600,000

Total Repurchase Agreements (Cost $1,266,704)		1,266,704

Money Market Funds Ω — 6.5%	SHARES
DWS Money Market Series, Institutional Shares, 0.270%	89,568,395	89,568
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.130%	70,406,369	70,406
HSBC Investor Prime Money Market Fund, Class I, 0.170%	88,426,088	88,426
JP Morgan Prime Money Market Fund, Capital Shares, 0.260%	92,389,413	92,389

Total Money Market Funds (Cost $340,789)		340,789

Other Investment — 0.0%
Support Agreement with Affiliate ☑• (Cost $0)		—

Total Investments ▲ — 99.0% (Cost $5,196,853)		5,196,853

Other Assets and Liabilities, Net ◀ — 1.0%		49,913

Total Net Assets — 100.0%		$5,246,766

Ñ	Investment securities held (except for other money market funds) are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened and the board will determine what action, if any, to take.

During the nine-month period ended September 30, 2009, the difference between aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeded 0.25%. As a result, an affiliate of the portfolio’s investment advisor entered into an agreement with the portfolio designed to help prevent such differences from exceeding 0.50%, thereby allowing the price at which the portfolio shares are purchased and redeemed to remain at $1.00 per share. See footnote ☑.

▪	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the private placement or other “qualified institutional buyers.” As of September 30, 2009, the value of these investments was $348,506 or 6.6% of total net assets.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2009. The date shown is the next reset date.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

☑	An affiliate of the advisor entered into a support agreement with the portfolio that would prevent any losses realized on the portfolio’s receivable for its Primary Fund redemption proceeds (up to a maximum loss on such receivable of 5%) from causing the portfolio’s net asset value per share to drop below $1.00. Because the portfolio was able to maintain a net asset value of $1.00 without the support agreement, the support agreement was valued at $0 as of September 30, 2009. The support agreement terminated October 31, 2009.

•	Non-income producing security.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $5,196,853. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

◀	Includes a $48,525 receivable for securities sold which represents the net realizable value determined through a fair-value estimation of the remaining proceeds from the portfolio’s redemption, at a net asset value of $1.00 per share, of 557,000,000 shares of the Primary Fund, a series of The Reserve Fund (the “Primary Fund”). Subsequent to such redemption, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. The Primary Fund is in the process of liquidating its assets. From redemption date through September 30, 2009, the portfolio received partial redemption proceeds of $501,727. The timing and amount of future payments that the portfolio may receive is uncertain. On October 2, 2009, the portfolio received an additional payment from the Primary Fund of $10,884.

Summary of Fair Value Exposure

FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the 3 broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally the types of securities included in Level 2 of the portfolio are U.S. Treasury Bills and certain money market instruments, including those pursuant to Rule 2a-7. Generally, amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 — Significant unobservable inputs (including a portfolio’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a portfolio are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the portfolio’s board of trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of September 30, 2009, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Commercial Paper	$—	$1,328,985	$—	$1,328,985
Floating Rate Corporate Notes	—	520,273	—	520,273
Certificates of Deposit	—	883,250	—	883,250
U.S. Government & Agency Securities	—	749,272	—	749,272
Master Note	—	100,000	—	100,000
Corporate Bond	—	7,580	—	7,580
Repurchase Agreements	—	1,266,704	—	1,266,704
Money Market Funds	340,789	—	—	340,789

Total Investments in Securities	$340,789	$4,856,064	$—	$5,196,853

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of December 31, 2008	$36,702
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(36,702)
Net purchases (sales)	—
Transfers in (out) of Level 3	—

Balance as of September 30, 2009	$—

Item 2. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Mount Vernon Securities Lending Trust

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: November 25, 2009

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: November 25, 2009